UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   24                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

                      Registrant's Telephone Number, Including Area Code:       (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b)
| |on (date) pursuant to paragraph (b)
| |60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| |75 days after filing pursuant to paragraph (a)(2) ?
| |on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
| |this post-effective amendment designates a new effective date for a previously filed post-effective Amendment


                                AUXIER FOCUS FUND



                                   PROSPECTUS
                                October 28, 2004



INVESTMENT OBJECTIVE:
Long-term capital appreciation




5000 S.W. Meadows Road, Suite 410
Lake Oswego, OR 97035-2224
877-3-AUXIER (877-328-9437)























         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................5

ADDITIONAL INFORMATION ABOUT THE FUND..........................................6

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE..............................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

MANAGEMENT OF THE FUND........................................................12

FINANCIAL HIGHLIGHTS..........................................................14

PRIVACY POLICY................................................................15

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Auxier Focus Fund (the "Fund") is to provide long-term capital appreciation.

PRINCIPAL STRATEGIES

         The Fund invests primarily in a portfolio of common stocks that the Fund's advisor believes offer growth opportunities at a reasonable price. The advisor's assessment of a stock's growth prospects and price is based on several criteria, including:

o  price to earnings
o  price to cash flow
o  rate of earnings growth
o  consistency in past operating results
o  quality of management, and
o  present and projected industry position, based on the advisor's research

         The advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.

         The Fund may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Fund will not invest more than 20% of its net assets in ADRs.

         Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $1 billion). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the advisor believes offer superior prospects for growth. Certain sectors are likely to be overweighted compared to others because the advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and will, in the advisor's opinion, be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund intends to remain substantially invested in equity securities. However, the Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks of U.S. companies if the advisor believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its assets in lower-rated securities or comparable unrated securities ("junk bonds"). The Fund also may invest up to 25% of its assets in fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by the Canadian government and its governmental agencies.

         The Fund may make short sales of securities or maintain a short position, in each case only against the box. A short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales.

         The Fund may sell a security when the advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus.

         The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's growth-oriented approach may fail to produce the intended results.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o FOREIGN RISK. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.
o SECTOR RISK. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.
o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies. These factors can have a negative effect on the value of the Fund's shares.

o INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments.
o CREDIT RISK. The issuer of a debt security, or a party to an over-the-counter transaction, may be unable or unwilling to make timely payments of interest or principal, or otherwise to honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. The Fund may invest up to 25% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. Junk bonds are subject to greater credit and market risk than higher-rated securities.
o SHORT SALES. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

         The Fund may be suitable for:

o Long-term investors seeking a fund with a growth investment strategy
o Investors who can tolerate the greater risks associated with common stock investments
o Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

HOW THE FUND HAS PERFORMED

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Auxier Focus Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart includes changes in the Fund's returns since the inception of the predecessor fund. The table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                           TOTAL RETURN FOR THE CALENDAR YEAR
                                  ENDED DECEMBER 31


                      2000      2001      2002       2003
                     -----     -----     ------     -----
                     4.05%     12.67%    -6.79%     26.75%

         The Fund's total return for the most recent nine months ended September 30, 2004 was 1.42%.

         During the period shown, the highest return for a quarter was 15.64% (2nd quarter, 2003); and the lowest return was -8.30% (3rd quarter, 2002).


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)

                                                                                      Since Inception
THE FUND                                                  1 Year        5 Year         (July 9, 1999)
                                                          ------        ------           --------
     Return Before Taxes                                  26.75%         N/A              8.23%
     Return After Taxes on Distributions1                 26.11%         N/A              7.71%
     Return After Taxes on Distributions and              16.28%         N/A              6.50%
     Sale of Fund Shares
Index (reflects no deductions for fees, expenses and taxes)
   S&P 500 Index                                          28.66%         N/A             -15.54%


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1............................................................2.00%
Exchange Fee................................................................NONE


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees............................................................1.35%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.00%
Total Annual Fund Operating Expenses.......................................1.35%


1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 2.00% redemption fee on shares purchased after October 11, 2004 and redeemed within six months after they are purchased. The Fund may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees through October 31, 2005, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets.


Example:

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 year            3 years           5 years          10 years
                                            ------            -------           -------          --------


        If you sold your shares
         at the end of the period            $137               $428              $739            $1,624
      If you remain in the Fund              $137               $428              $739            $1,624


                      ADDITIONAL INFORMATION ABOUT THE FUND

GENERAL

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in the Fund is $2,000. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o   a check (subject to the minimum amounts) made payable to the Fund.
o   the initial check should have the same address as the application.

         Mail the application and check to:

         U.S. MAIL:                              OVERNIGHT:
         Auxier Focus Fund.                      Auxier Focus Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110.....                      431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

        BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent at 877-3-AUXIER to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington Bank, N.A.
         ABA #044000024
         Attn: Auxier Focus Fund
         Account Name ________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.#01892204589

         You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

    -your name                  -the name of your account(s)
    -your account number(s)     -a check made payable to the Auxier Focus Fund

Checks should be sent to the Auxier Focus Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing an application and an Automatic Purchase/Withdrawal Request Form and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and the transfer agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature stamps may be required on identification documentation. All documentation requiring a guarantee must utilize a New Technology Medallion stamp.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. MAIL:                              OVERNIGHT:
         Auxier Focus Fund.                      Auxier Focus Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-3-AUXIER if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at 877-3-AUXIER. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at 877-3-AUXIER. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.



                        DETERMINATION OF NET ASSET VALUE



         The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price except when, in the advisor's opinion, the last bid price does not accurately reflect the current value of the security. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist of dividends, interest and capital gains.

         TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                               Tax Status
-------------------                               ----------
Qualified dividend income                         Generally maximum 15% on non-corporate
                                                  taxpayers

Net short-term capital gain distributions         Ordinary income rate

Net long-term capital gain distributions          Generally maximum 15% on non-corporate
                                                  taxpayers*



Sales of shares
(including redemptions) owned                        Gains taxed at generally maximum 15%
more than one year                                   on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                        Gains are taxed at the same rate as ordinary
for one year or less                                 income; losses are subject to special rules

                  *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUND


         Auxier Asset Management, LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224, serves as investment advisor to the Fund. As of September 30, 2004, the advisor managed approximately $349 million in assets. For the fiscal year ended June 30, 2004, the fees paid to the advisor by the Fund were 1.35% of its average daily net assets.


         J. Jeffrey Auxier, President and Chief Investment Officer of the advisor, is responsible for the day-to-day management of the Fund. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the advisor.

         The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS


         The following table is intended to help you better understand the financial performance of the Fund (including the predecessor fund) since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the period and years ended June 30, 2000, 2001, 2002, and 2003 have been audited by McCurdy and Associates CPA's, Inc. and 2004 has been audited by Cohen McCurdy, Ltd. whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request.

                                            Year ended       Year ended        Year ended        Year ended      Period ended
                                           June 30, 2004    June 30, 2003     June 30, 2002     June 30, 2001    June 30, 2000 (a)
                                           --------------   --------------    --------------    -------------    --------------


Selected Per Share Data
Net asset value, beginning of period             $ 11.68          $ 11.33           $ 11.43           $ 9.99           $ 10.00
                                           --------------   --------------    --------------    -------------    --------------
Income from investment operations
  Net investment income (loss)                      0.13 (b)         0.20              0.08             0.17              0.18
  Net realized and unrealized gain (loss)           2.10             0.42             (0.07)            1.43             (0.16)
                                           --------------   --------------    -------------      -------------   --------------

Total from investment operations                    2.23             0.62              0.01             1.60              0.02
                                           --------------   --------------    --------------    -------------    --------------
Less Distributions to shareholders:
  From net investment income                       (0.17)           (0.10)            (0.09)           (0.13)            (0.03)
  From net realized gain                            0.00            (0.17)            (0.02)           (0.03)             0.00
                                           --------------   --------------    --------------    --------------   --------------

Total distributions                                (0.17)           (0.27)            (0.11)           (0.16)            (0.03)
                                           --------------   --------------    --------------    -------------    --------------

Net asset value, end of period                   $ 13.74          $ 11.68           $ 11.33          $ 11.43            $ 9.99
                                           ==============   ==============    ==============    =============    ==============

Total Return                                      19.17%            5.72%             0.07%           16.11%             0.23% (c)

Ratios and Supplemental Data
Net assets, end of period (000)                 $ 63,885         $ 25,141          $ 16,638          $ 7,084           $ 1,336
Ratio of expenses to average net assets            1.35%            1.35%             1.35%            1.35%             1.35% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                   1.35%            1.36%             1.37%            1.41%             1.62% (d)
Ratio of net investment income to
   average net assets                              0.97%            1.89%             0.73%            1.56%             1.84% (d)
Ratio of net investment income to
 average net assets before waiver & reimbursement  0.97%            1.88%             0.71%            1.50%             1.57% (d)
Portfolio turnover rate                            18.17%           36.53%            55.72%           41.46%           187.85%


(a) For the period July 9, 1999 (commencement of operations) through June 30, 2000.
(b) Net investment income per share is based on average shares outstanding during the year.
(c) Not annualized.
(d) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

  o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

  o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

      CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations.
Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 877-3-AUXIER to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                AUXIER FOCUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 28, 2004

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Auxier Focus Fund dated October 28, 2004. This SAI incorporates by reference the Auxier Focus Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2004. A free copy of the Prospectus and the Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling toll free 1-877-3-AUXIER (877-328-9437).


                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS..............................................................3

INVESTMENT LIMITATIONS.........................................................9

THE INVESTMENT ADVISOR........................................................11

TRUSTEES AND OFFICERS.........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16

PROXY VOTING POLICY...........................................................18


DETERMINATION OF NET ASSET VALUE..............................................18


INVESTMENT PERFORMANCE........................................................20

STATUS AND TAXATION OF THE FUND...............................................22

CUSTODIAN.....................................................................24

FUND SERVICES.................................................................24

ACCOUNTANTS...................................................................25

DISTRIBUTOR...................................................................25

FINANCIAL STATEMENTS..........................................................25

DESCRIPTION OF THE TRUST AND THE FUND

         The Auxier Focus Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

         On January 3, 2003 the Fund acquired all of the assets and liabilities of the Auxier Focus Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on July 9, 1999.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         As of October 18, 2004, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund:
Charles Schwab & Co., 9602 E. Panorama Cir., Englewood, CO 80112 - 47.33%; National Financial Services, LLC, 200 Liberty Street, One World Financial, New York, NY 10281 - 7.48%; National Investor Services, Corp. 55 Water Street, 32nd Floor, New York, NY 10041 - 6.42%.

         As of October 18, 2004, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.


         As of October 18, 2004, the Trustees and officers as a group owned less than one percent of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and in this SAI.


         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

         A. EQUITY SECURITIES. Equity securities consist of common stock,
            -----------------
preferred stock, convertible preferred stock, convertible bonds, American Depositary Receipts ("ADRs"), rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund will not invest more than 5% of its net assets in each of the following: preferred stock, convertible preferred stock and convertible bonds.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

         B. FIXED INCOME SECURITIES. The Fund may invest in short- and long-term
            -----------------------
debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities.

Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities. The Fund may invest up to 25% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities, as described below under "Lower Quality Debt Securities."

         i. CORPORATE DEBT SECURITIES. Corporate debt securities are bonds or
            -------------------------
notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Fixed rate corporate debt securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

         Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond, which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

         ii. VARIABLE RATE SECURITIES. Variable rate demand notes are long-term
             ------------------------
corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest index or a stated percentage of a prime rate or another published rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than 7 days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

         iii. FLOATING RATE SECURITIES. Floating rate securities are debt
              ------------------------
securities with interest payments or maturity values that are not fixed, but float inversely to an underlying index or price. These securities may be backed by the U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices.

         Floating rate securities pay interest according to a coupon, which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         iv. INVERSE FLOATING RATE SECURITIES. Inverse floating rate securities
             --------------------------------
are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         v. Lower quality debt securities. Lower quality debt securities
            -----------------------------
(commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         vi. MUNICIPAL SECURITIES. Municipal securities are generally issued to
             --------------------
finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

         Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semi-annual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

         Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

         C. Borrowing. The Fund may borrow amounts up to 5% of its net assets to
            ---------
meet redemption requests. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more than its investments increase in value, and decrease more when its investments decrease in value.

In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         D. PREFERRED STOCK. Preferred stock has a preference in liquidation
            ---------------
(and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         E. Convertible Securities. A convertible security is a bond or
            ----------------------
preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible securities also afford an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements
            ---------------------
fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


         G. SHORT SALES. The Fund may engage in short selling activities, which
            -----------
are significantly different from the investment activities commonly associated with conservative stock funds. The Fund may make short sales of securities or maintain short positions, in each case only against the box. A short sale is "against the box" to the extent the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales.


         Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Investors should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses.

         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

INVESTMENT LIMITATIONS

         FUNDAMENTAL. The investment limitations described below have been
         -----------
adopted by the Trust with respect to the Fund and are fundamental
("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policies are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except: (a) from a
            ---------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


         2. Senior Securities. The Fund will not issue senior securities. This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.


         3. Underwriting. The Fund will not act as underwriter of securities
            ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This
            -----------
limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except: (a) by
            -----
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total
            -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         NON-FUNDAMENTAL. The following limitations have been adopted by the
         ---------------
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings
            ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences
            ----------------
of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities
            -----------
except as described in the Prospectus or this SAI.

         5. Options. The Fund will not purchase or sell puts, calls, options or
            -------
straddles except as described in the Prospectus or this SAI.

         6. Illiquid Securities. The Fund will not purchase illiquid securities
            -------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

         7. Loans of Portfolio Securities. The Fund will not make loans of
            -----------------------------
portfolio securities.


THE INVESTMENT ADVISOR

     The Fund's investment advisor is Auxier Asset Management, LLC, 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224. J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividends on securities sold short), fees and expenses of the non-interested person Trustees, extraordinary expenses (including organizational expenses) and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees through October 31, 2005, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets. For the fiscal years ended June 30, 2004, 2003, and 2002 the Fund (including the Predecessor Fund) paid advisory fees of $536,482, $266,371 and $147,525, respectively.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 7, 2003.


         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from the Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting.


         At the meeting, counsel to the Trust reviewed the proposed Advisor's fee and the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets. The Trustees also reviewed the Fund's performance for the year ended June 30, 2003 and the year-to-date performance.

     The Trustees noted that, although the Advisor's fee was on higher end, the Fund's total expenses were consistent with those of its peer group, and that the Fund assets had increased under the Advisor's management. The Trustees also noted that the Advisor has a consistent, solid approach to managing the Fund and that its performance was consistent with the Standard and Poor's 500 Composite Price Index and its peer group.


         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

         The Advisor retains the right to use the name "Auxier" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Auxier" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions, which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.


----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee and Chairman of the Audit         Advisors Trust  since July 2002 and AmeriPrime Funds, since
Committee, December 2002 to present                   1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Lead Independent Trustee, December 2002 to present    Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002. Trustee of CCMI Funds since June 2003.


----------------------------------------------------- ----------------------------------------------------------------

                                       13




----------------------------------------------------- -----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.


** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 29 series.


         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2003.


         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and legal counsel
                                                      of The Webb Companies, a national real estate company,
                                                      from 2001 to present; Executive Vice President and
                                                      Director of The Webb Companies from 1990 to 2000;
                                                      Director, First State Financial, from 1998 to present;
Trustee, December 2002 to present                     Director, Vice President and legal counsel for The
                                                      Traxx Companies, an owner and operator of convenience
                                                      stores, from 1989 to present; Trustee of AmeriPrime
                                                      Advisors Trust and AmeriPrime Funds since July
                                                      2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc. since
                                                      June 2004; Senior Vice President of Unified Fund Services,
President, July 2004 to present                       Inc. April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services since 1997.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and Distributor; Director, Unified
2002 to present                                       Financial Services, Inc., from 1989 to March 2002.  CFO of
                                                      AmeriPrime Advisors Trust since October 2002 and AmeriPrime Funds since October 2002. CFO of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------



---------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President Fund Administration, Unified Fund Services,
                                                      Inc., the Trust's administrator, December 2003 to present;
Secretary, September 2004 to present                  Assistant Vice President, US Bancorp Fund Services LLC, 2000
                                                      to December 2003, Trust Officer 1998 to 2000
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chairman - September  2004 to present, Unified Financial
                                                      Securities, Inc. the parent company of the Trust's
Chief Compliance Officer, September 2004 to present   administrator and Distributor, Chief Compliance Officer - 2000
                                                      to September 2004,  President and Chief Compliance Officer -
                                                      1997 through 2000; Director of Compliance, Unified Fund
                                                      Services, Inc. the Trust's administrator, October 2003 to
                                                      September 2004.
----------------------------------------------------- ----------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Uni fied Series Trust. The Fund Complex consists of 29 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

         The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2003.

------------------------------------- --------------------------------- ----------------------------------------------
                                                                           Aggregate Dollar Range of Shares of All
Trustee                                 Dollar Range of Fund Shares            Funds Within the Fund Complex*
------------------------------------- --------------------------------- ----------------------------------------------
Gary E. Hippenstiel                                 None                                    None
------------------------------------- --------------------------------- ----------------------------------------------
Timothy L. Ashburn**                                None                                    None
------------------------------------- --------------------------------- ----------------------------------------------
Ronald Tritschler                                   None                                    None
------------------------------------- --------------------------------- ----------------------------------------------
Stephen Little                                      None                                    None
------------------------------------- --------------------------------- ----------------------------------------------
Daniel Condon                                       None                                    None
------------------------------------- --------------------------------- ----------------------------------------------
          * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 29 series.


         ** Effective as of October 13, 2004, Mr. Ashburn is no longer a trustee of the Trust.


            Set forth below is the compensation paid to the Trustees by each series of the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis for the year ended June 30, 2004. Trustees' fees and expenses are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex.



==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
                                        Compensation         Retirement        Benefits Upon      from Trust and Fund
       Independent Trustees            from the Fund      Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Gary E. Hippenstiel, Independent            $639                 $0                  $0                 $20,555
Trustee and Chairman of the Audit
Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Stephen A. Little, Lead                     $415                 $0                  $0                 $13,361
Independent Trustee
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Daniel Condon, Independent Trustee          $415                 $0                  $0                 $13,361
==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation         Retirement        Benefits Upon      from Trust and Fund
             Officers                  from the Fund      Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Timothy L. Ashburn, Trustee**                $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee               $183                 $0                  $0                 $11,305
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Anthony Ghoston, President                   $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================
Freddie Jacobs, Jr., CPA, Secretary          $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================
Lynn Wood, Chief Compliance Officer          $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 29 series.

** Effective as of October 13, 2004, Mr. Ashburn is no longer a trustee of the Trust.


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.

The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund (including the Predecessor Fund) directed to brokers $6,220,972, $9,733,983 and $11,249,965, respectively of brokerage transactions (on which commissions were $15,302, $28,010 and $30,407, respectively) during the fiscal years ended June 30, 2004, 2003 and 2002.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust.

In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended June 30, 2004, 2003 and 2002 the Fund (including the Predecessor Fund) paid brokerage commissions of $49,827, $37,035.60 and $38,273, respectively.


         The Trust, Advisor and Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


PROXY VOTING POLICY

         The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Fund's Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's proxy voting policies and procedures recognize that although "ordinary business matters" of a public company are primarily the responsibility of its management, subject to oversight by the board of directors, the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights are handled, especially when matters could have a substantial economic impact on shareholders. The Advisor's policy provides that it will pay particular attention to the following three factors in exercising its proxy voting responsibilities: (1) accountability of management to the board and of the board to shareholders; (2) alignment of management and shareholder interests; and (3) transparency and promotion of timely disclosure about a company's business operations and financial performance. The policy also outlines specific factors that Advisor will consider in deciding how to vote proxies relating to board of director elections, approval of independent auditors, equity-based compensation plans, corporate structure and shareholder rights plans. Under the Trust's proxy voting policy, if any potential conflicts of interest between the Advisor or its affiliates and the Fund arise with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 800-835-9556 to request a copy from the Fund's Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for the year ended June 30, 2004, was filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE


         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets       =  Net Asset Value Per Share
                   ------------------
                   Shares Outstanding


         An example of how the Fund calculated its net asset value per share as of its fiscal year ended June 30, 2004 is as follows:

                       $63,884,562        =  $13.74
                     ------------------
                         4,649,859

REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

         Where:        P   =  a hypothetical $1,000 initial investment
                       T   =  average annual total return
                       n   =  number of years
                       ERV =  ending redeemable value at the end of the
                              applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The following table provides information regarding the Auxier Focus Fund's performance (for the periods ended June 30, 2004).


----------------------------------------------------------------------------------------------------------------------
                                AUXIER FOCUS FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                  1 Year          Since Inception(1)
--------------------------------------------------------------------------- ------------------- ----------------------
Average Annual Total Return                                                       19.17%                8.02%
--------------------------------------------------------------------------- ------------------- ----------------------
Average Annual Total Return After Taxes on Distributions                          18.57%                7.55%
--------------------------------------------------------------------------- ------------------- ----------------------
Average Annual Total Return After Taxes on Distributions and Redemptions          11.66%                6.36%
--------------------------------------------------------------------------- ------------------- ----------------------
  (1) July  9, 1999

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

         The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulas:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:  P  =  a hypothetical $1,000 initial investment
               T  =  average annual total return (after taxes on distributions).
               n  =  number of years
             ATVd = ending value, after taxes on Fund distributions but not after taxes on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

              The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where: P = a hypothetical $1,000 initial investment
              T = average annual total return (after taxes on distributions). n = number of years
          ATVdr = ending value, after taxes on fund distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUND

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

o     Diversify its investments in securities within certain statutory limits;
o and Distribute annually to its shareholders at least ninety percent(90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution
       Requirement").


         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2004, the Fund had no capital loss carryforwards.


         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form

1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). For the fiscal years ended June 30, 2004, 2003 and 2002, Unified received $37,649, $32,972.15 and $25,408 respectively, from the Advisor (not the Fund) for these fund accounting services.

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month For the fiscal years ended June 30, 2004, 2003 and 2002, Unified received $43,312, $31,836.02 and $30,000, respectively, from the Advisor on behalf of the Fund for these administrative services.


ACCOUNTANTS


         Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2005. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A trustee and certain officers of the Trust are members of management and employees of the Distributor, and/or shareholders of Unified Financial Services, Inc., the parent of the Distributor, and, as such, may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in this SAI are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal year ended June 30, 2004. The Trust will provide the annual report without charge by calling the Fund toll free 1-877-3-AUXIER (877-328-9437).

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II. Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

         B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

         D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long term risk appear somewhat greater than the Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C. OTHER INFORMATION

Item 23. Exhibits
         --------

(1)      (a)      Financial Statements included in Part A:  Financial Highlights Table for the Auxier Focus Fund.

         (b)      Financial Statements included in Part B:  Audited Financial Statements for the Auxier
                  Focus Fund's  most current fiscal year.

(2)      (a)      Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 -
                  Filed with Registrant's initial registration statement on Form N-1A dated October 21,
                  2002 and incorporated herein by reference.

         (b)      By-laws adopted as of October 17, 2002- Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

         (c)      Instruments Defining Rights of Security Holders - None.

         (d)      Investment Advisory Contracts.

          1.      Copy of  Registrant's  Management Agreement with Ariston Capital Management Corp. with regard to the ACM
                  Convertible Securities Fund, approved December 18, 2002 - Filed with
                  Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          2.      Copy of  Registrant's  Management Agreement with Auxier Asset Management with regard to the Auxier Focus
                  Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          3.      Copy of  Registrant's  Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value
                  Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        4.        Copy of  Registrant's  Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB
                  Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        5.        Copy of  Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on
                  Form N-1A dated December 31, 2002 and incorporated herein by reference.

        6.        Copy of  Registrant's Management Agreement with Spectrum Advisory Services,  Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with
                  Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        7.        Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the
                  StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        8.        Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the
                  StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with
                  Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        9.        Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the
                  StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

        10.       Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker
                  Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

        11.       Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High
                  Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with
                  Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

        12.       Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High
                  Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with
                  Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

        13.       Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High
                  Opportunity Small Cap Value Fund, approved September 7, 2003 - Filed with
                  Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

        14.       Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003
                  - Filed with Registrant's registration statement on Form N-1A dated December 29,
                  2003 and incorporated herein by reference.


        15.       Copy of Registrant's Management Agreement with IMS Capital Management, Inc.with regard to the IMS Capital
                  Value Fund approved June 6, 2004  - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

        16.       Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS
                  Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.


        17.       Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS
                  Strategic Income Fund approved June 6, 2004  - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

        18.       Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 -
                  Filed with Registrant's registration statement on Form N-1A dated September 28,
                  2004 and incorporated herein by reference.

        19.       Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco
                  Targeted Return Fund approved ________, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

        20.       Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker
                  Small Cap Value Equity Fund approved ________, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

                  (e)      (1)      Underwriting Contracts.  Copy  of  Registrant's Distribution Agreement with
                                    Unified Financial Securities, Inc., dated December 18, 2002 -  Filed with
                                    Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           (2)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Becker
                                    Capital Management, Inc. and Unified Financial Securities, Inc., dated October
                                    17, 2003 - Filed with Registrant's registration statement on Form N-1A dated
                                    October 31, 2003 and incorporated herein by reference.

                           (3)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Dreman
                                    Value Management, LLC and Unified Financial Securities, Inc., dated October 17,
                                    2003 - Filed with Registrant's registration statement on Form N-1A dated October
                                    31, 2003 and incorporated herein by reference.

                           (4)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant,
                                    Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc.,
                                    approved December 7, 2003 - Filed with Registrant's registration statement on
                                    Form N-1A dated December 29, 2003 and incorporated herein by reference.


                           (5)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Becker
                                    Capital Management, Inc. and Unified Financial Securities, Inc., dated ________,
                                    2004 - To be Filed.


                  (f)      Bonus or Profit Sharing Contracts - None.

                  (g)      Custodian Agreement.  Copy of Registrant's Custodian Agreement with Huntington National
                           Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form
                           N-1A dated December 31, 2002 and incorporated herein by reference.

                  (h)      Other Material Contracts.  Mutual Fund Services Agreement between Registrant and Unified
                           Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (i)      Legal Opinion and Consent. Opinion of Thompson Coburn LLP - Filed herewith.

                  (j)      Other Opinions. Consent of Cohen McCurdy, Ltd. dated October 28, 2004, in connection with use of the audited financial statements for the Auxier Focus Fund - Filed herewith.

                  (k)      Omitted Financial Statements - None.

                  (l)      Initial  Capital  Agreements.  Copy  of  Letter  of  Investment Intent from Unified Fund
                           Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (m)    (1)        Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund -
                                    Filed with Registrant's registration statement on Form N-1A dated December 31,
                                    2002 and incorporated herein by reference.

                         (2)        Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large
                                    Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman
                                    High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (3)        Copy of Distribution Coordination Agreement for each of the Dreman High
                                    Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund
                                    and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (4)        Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed
                                    with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                         (5)        Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed
                                    with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                  (n)      Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                  (o)      Reserved.


                 (p)       (1)      Amended Code of  Ethics - Filed with Registrant's registration statement on Form
                                    N-1A dated October 20, 2004 and incorporated herein by reference.


                           (2)      Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                  (q)      (1)      Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (2)      ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3)      Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC -
                                    Filed with Registrant's registration statement on Form N-1A dated October 31,
                                    2003 and incorporated herein by reference.

                           (4)      Proxy Voting Policy adopted by Auxier Asset Management LLC - Filed with
                                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (5)      Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc.
                                    - Filed with Registrant's registration statement on Form N-1A dated December 29,
                                    2003 and incorporated herein by reference.

                           (6)      Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with
                                    Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (7)      Proxy Voting Policy and Procedures adopted by GLOBALT, Inc. - Filed with
                                    Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (8)      Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services,  Inc.
                                    - Filed with Registrant's registration statement on Form N-1A dated February 27,
                                    2004 and incorporated herein by reference.

                           (9)      Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. -
                                    Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                           (10)     Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy &
                                    Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

                           (11)     Proxy Voting Policy and Procedures adopted by IMS Capital Management,
                                    Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                           (12)     Proxy Voting Policy and Procedures adopted by Chinook Capital
                                    Management with regard to the Chinook Emerging Growth Fund - Filed with
                                    Registrant's registration statement on Form N-1A dated September 28,
                                    2004 and incorporated herein by reference.

                           (13)     Proxy Voting Policy and Procedures adopted by Marco Investment
                                    Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15,
                                    2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
                  None.

Item 24. Indemnification
         ---------------
                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification  of Trustees,  Officers,  etc. Subject to and except as otherwise provided
                  ---------------------------------------------
                  in the  Securities  Act of 1933, as amended,  and the 1940 Act, the Trust shall  indemnify each of its Trustees and officers  (including  persons who serve at the Trust's request as directors,  officers  or  trustees  of  another  organization  in which  the Trust has any interest as a shareholder,  creditor or otherwise  (hereinafter  referred to as a "Covered
                  Person")  against  all  liabilities,   including  but  not  limited  to  amounts  paid  in
                  satisfaction  of  judgments,  in  compromise  or as fines  and  penalties,  and  expenses, including  reasonable  accountants'  and counsel fees,  incurred by any Covered  Person in connection  with the  defense or  disposition  of any  action,  suit or other  proceeding, whether civil or criminal,  before any court or  administrative  or  legislative  body, in which such  Covered  Person may be or may have been  involved as a party or  otherwise  or with which such person may be or may have been threatened,  while in office or thereafter, by reason of being or having  been such a Trustee or officer,  director  or  trustee,  and except that no Covered Person shall be  indemnified  against any liability to the Trust or its  Shareholders  to which such Covered  Person  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ----------------------------------------------------------
1.       Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible
                           Securities Fund, a series of the Trust.  Mr. Richard B. Russell serves as
                           President of Ariston and Mr. Daniel P. Jacoy as Vice President.  Further
                           information about Ariston and its officers can be obtained from the Form ADV
                           Part I filed via the NASDR's CRD/IARD system ("IARD").

2.       Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust.  Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer.  Further
                           information about Auxier and its officers can be obtained from the Form ADV Part
                           I filed via IARD.

3.       Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series
                           of the Trust.   Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research.  Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via
                           IARD.

4.       Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust.  Mr. Thomas W. Bent serves as Senior Vice President and Chief
                           Financial Officer, Christopher E. Morphy as President, and David M. Davis as
                           Chief Operations Officer.  Ashley A. Jones and Alison Gamble are both partners of GJMB.  Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

5.       GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust.  Mr.
                           Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief
                           Executive Officer, Arthur F. Mann as Chief Financial Officer.  Further
                           information about GLOBALT and all its officers can be obtained from the Form ADV
                           Part I filed via the IARD.

6.       Spectrum Advisory Services,  Inc. ("Spectrum") serves as the investment adviser for the Marathon Value
                           Portfolio, a series of the Trust.  Mr. Marc Heilweil serves as President of
                           Spectrum.  Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

7.       StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity
                           Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust.  Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis
                           C. Haynes the Chief Operating Officer.  Messieurs Philip H. Brown, Joseph E.
                           Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL.  Further information about SIPL can be obtained from the Form
                           ADV Part I filed via the IARD.

8.       Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity
                           Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust.
                           Patrick E. Becker serves as the Chairman and Chief Investment Officer of
                           Becker.  Further information about Becker can be obtained from the Form ADV Part
                           I filed via the IARD.

9.       Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity
                           Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the
                           Dreman High Opportunity Small Cap Value Fund, each a series of the Trust.  Mr.
                           David Dreman is the Chairman and Chief Investment Officer of Dreman.  Further
                           information about Dreman can be obtained from the Form ADV Part I filed via the
                           IARD.

10.      Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend
                           Growth Fund, a series of the Trust.  John H. Crawford III serves as President and Chief Investment Officer of Crawford.  Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

11.      IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS
                           Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the
                           Trust.  Mr. Carl W. Marker serves as Chairman and President of IMS.  Further information about IMS can be obtained from the Form ADV Part I filed via the
                           IARD.

12.      Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust.  Mr. Gregory Houser is a managing member of Chinook.  Further information about Chinook can be obtained from the Form ADV Part I filed via the
                           IARD.

13.      Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust.  Mr. Steven S. Marco is the Managing Member.  Further
                           information about Marco can be obtained from the Form ADV Part I filed via the
                           IARD.

Item 26. Principal Underwriters
         ----------------------
                  Unified Financial Securities, Inc.  Unified Financial Securities, Inc. serves as the principal
                  ---------------------------------
                  underwriter for the Trust

                         (a)  Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies:  AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora
                              Funds, CCMI Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds,
                              Runkel Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and
                              Weldon Capital Funds, Inc.

                         (b)  The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             ------                            -------------------
                  Thomas G. Napurano               CFO and Exec. Vice President      CFO and Treasurer

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Director                          Chief Compliance Officer

                  Mark C. Lewis                    Vice President                    None

                  Karyn E. Cunningham              Controller                        None


                           (c)      Not applicable.


Item 27. Location of Accounts and Records
         --------------------------------
                  Unified Fund Services, Inc.
                   431 N. Pennsylvania  Street
                   Indianapolis, IN 46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by Rule 31a-(b)(1),  31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will  maintain  physical  possession  of  accounts,  books,  and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by a principal  underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Each adviser will maintain  physical  possession  of the accounts,  books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------
                  None.

Item 29. Undertakings
         ------------
                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of
                  Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended
                  ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the
                  1933 Act and is, therefor, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.


                                                     SIGNATURES

         Pursuant to the  requirements of the Securities Act of 1933, as amended,  and the Investment  Company Act of
1940,  as  amended,  the  Registrant  certifies  that it meets  all of the  requirements  for  effectiveness  of this
Registration  Statement  pursuant  to Rule  485(b)  under  the  Securities  Act of  1933  and has  duly  caused  this
Post-Effective  Amendment  No. 24 to its  Registration  Statement  on Form  N-1A to be  signed  on its  behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on October 29, 2004.
                                                              UNIFIED SERIES TRUST


                                                              /s/ Freddie Jacobs, Jr.
                                                              ----------------------------
                                                              Freddie Jacobs, Jr. Secretary

Attest:

/s/Thomas G. Napurano
----------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date
                                                  ------                       ----
/s/      Freddie Jacobs, Jr *                     Trustee                      October 28, 2004
---------------------------
Daniel Condon

/s/     Freddie Jacobs, Jr *                      Trustee                      October 28, 2004
--------------------------
Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr *                      Trustee                      October 28, 2004
 --------------------------
Stephen Little
---------------------------
/s/      Freddie Jacobs, Jr*                      Trustee                      October 28, 2004
----------------------------
Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on
Form N-1A dated September 28, 2004 and incorporated herein by reference.





                                                  INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.i                    Legal Opinion and Consent of Thompson Coburn LLP

EX.99.j                    Consent of Cohen McCurdy, Ltd.